                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21780

                              MFS SERIES TRUST XII
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000

                        Date of fiscal year end: April 30

             Date of reporting period: July 1, 2005 - June 30, 2006

ITEM 1. PROXY VOTING RECORD.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21780
Reporting Period: 07/01/2005 - 06/30/2006
MFS Series Trust XII




============================ MFS LIFETIME 2010 FUND ============================

NO VOTING RECORDS FOR THIS REPORTING PERIOD

============================ MFS LIFETIME 2020 FUND ============================

NO VOTING RECORDS FOR THIS REPORTING PERIOD

============================ MFS LIFETIME 2030 FUND ============================

NO VOTING RECORDS FOR THIS REPORTING PERIOD

============================ MFS LIFETIME 2040 FUND ============================

NO VOTING RECORDS FOR THIS REPORTING PERIOD

===================== MFS LIFETIME RETIREMENT INCOME FUND ======================

NO VOTING RECORDS FOR THIS REPORTING PERIOD

========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XII


By (Signature and Title)  MARIA F. DWYER*
                          -------------------------------------------
                          Maria F. Dwyer, Principal Executive Officer

Date: August 25, 2006


*By (Signature and Title) SUSAN S. NEWTON
                          -------------------------------------------
                          Susan S. Newton, as attorney-in-fact

* Executed by Susan S. Newton on behalf of Maria F. Dwyer pursuant to a Power of Attorney dated July 13, 2006. (1)

(1) Incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 61 filed with the SEC via EDGAR on July 27, 2006.